Restricted cash and cash and bank balances	12 Months Ended
Dec. 31, 2022
Restricted cash and cash and bank balances
Restricted cash and cash and bank balances

19          Restricted cash and cash and bank balances

	2021	2022
	RMB’000	RMB’000
Restricted cash	—	1,547

	2021	2022
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	35,685	12,138
Time deposit	3,000	—
Cash on hand	604	23
Total	39,289	12,161

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2021	2022
	RMB’000	RMB’000
Cash and cash equivalents	39,289	12,161

The carrying amounts of the Group’s restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2021	2022
	RMB’000	RMB’000
RMB	31,021	10,857
US dollars	7,125	96
Hong Kong dollars	6	5
Singapore dollars	1,137	2,750
	39,289	13,708

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.